3. BASIS OF PRESENTATION: d) Functional and Presentation Currency (Policies)	12 Months Ended
Dec. 31, 2020
Policies
d) Functional and Presentation Currency

d)Functional and Presentation Currency

The Company’s presentation currency, as determined by management, is the Canadian dollar.  Management has determined that the functional currency of its parent and Canadian subsidiaries is the Canadian dollar and the functional currency of its United States subsidiaries is the United States dollar.  These financial statements are presented in Canadian dollars unless otherwise specified.